INTANGIBLE ASSETS - Disclosure of purchase price and net assets of Asset acquisitions - Narratives (Details)												3 Months Ended	12 Months Ended
	Dec. 31, 2027 USD ($)	Jun. 30, 2027 USD ($)	Dec. 31, 2026 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 CAD ($) $ / shares Y shares	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Nov. 24, 2024 CAD ($) $ / shares shares	Nov. 24, 2024 USD ($) shares	Dec. 31, 2025 $ / shares	Sep. 30, 2025 CAD ($) $ / shares shares	Sep. 30, 2025 USD ($)	Nov. 25, 2027 shares	May 25, 2027 shares	Nov. 25, 2026 shares	May 25, 2026 shares	Nov. 25, 2025 shares	May 25, 2025 shares
INTANGIBLE ASSETS
Exercise price of warrants | $ / shares												$ 12.22	$ 22.14
Warrants term												36 months
Cogent Asset acquisition
INTANGIBLE ASSETS
Cash consideration										$ 1,394,340	$ 1,000,000		$ 1,394,340	$ 1,000,000
Number of common shares issued at closing										145,250	145,250		145,250						387,333	387,333
Number of common shares issuable										2,324,000	2,324,000		2,324,000
Share price on asset acquisition | $ / shares										$ 9.6			$ 9.6
Cogent Asset acquisition | Forecast
INTANGIBLE ASSETS
Number of common shares issued at closing															387,334	387,334	387,333	387,333
Cogent's Solana blockchain
INTANGIBLE ASSETS
Percentage of assets acquired												78.00%
Cogent's SUI, Monad, Arch blockchain assets
INTANGIBLE ASSETS
Percentage of assets acquired												100.00%
OrangeFin Asset acquisition
INTANGIBLE ASSETS
Percentage of assets acquired												100.00%
Cash consideration								$ 1,079,479	$ 750,000				$ 1,079,479	$ 750,000
Number of common shares issued at closing								62,952	62,952				62,952
Share price on asset acquisition | $ / shares								$ 17.12					$ 17.12
Value of future shares issued before discounting | $					$ 833,333	$ 833,333			$ 5,000,000
Discount rate								5.00%	5.00%
OrangeFin Asset acquisition | Forecast
INTANGIBLE ASSETS
Value of future shares issued before discounting | $	$ 833,333	$ 833,333	$ 833,333	$ 833,333
Laine Asset acquisition
INTANGIBLE ASSETS
Percentage of assets acquired												100.00%
Cash consideration | $							$ 5,000,000						$ 5,000,000
Number of common shares issued at closing							625,000						625,000
Number of common shares issuable							625,000						562,500
Share price on asset acquisition | $ / shares							$ 24						$ 24
Number of warrants issued at closing							562,500
Number of shares issued for each warrant							1						1
Exercise price of warrants | $ / shares							$ 23.84						$ 23.84
Warrants term							3 years						36 months	36 months
Fair value of warrants | $							$ 7,428,729
Laine Asset acquisition | Share price
INTANGIBLE ASSETS
Significant unobservable input, liabilities | $ / shares							18.8
Laine Asset acquisition | Dividend yield
INTANGIBLE ASSETS
Significant unobservable input, liabilities							0
Laine Asset acquisition | Volatility
INTANGIBLE ASSETS
Significant unobservable input, liabilities							1.261
Laine Asset acquisition | Risk free interest rate
INTANGIBLE ASSETS
Significant unobservable input, liabilities							0.0255
Laine Asset acquisition | Expected life
INTANGIBLE ASSETS
Significant unobservable input, liabilities | Y							3